Note 2 - Summary of significant accounting policies: Foreign currency translation and transaction: Summary of translation of foreign currencies (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Summary of translation of foreign currencies

	As of and for
	the Years Ended December 31,
	2025	2024	2023

Year-end SGD: US$1 exchange rate	1.2859	1.3662	1.3193
Year-end RMB: US$1 exchange rate	6.9931	7.2993	7.0999
Year-average SGD: US$1 exchange rate	1.3065	1.3363	1.3428
Year-average RMB: US$1 exchange rate	7.1875	7.1957	7.0809